UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21759

Name of Fund: Merrill Lynch Global Equity Opportunities Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Global Equity Opportunities Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/06

Date of reporting period: 11/01/05 - 04/30/06

Item 1 - Report to Stockholders

Semi-Annual Report
April 30, 2006

Merrill Lynch Global
Equity Opportunities Fund

Merrill Lynch Global Equity Opportunities Fund

Announcement to Shareholders

On February 15, 2006, BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("Merrill Lynch") entered into an agreement to contribute Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world's largest asset management firms with over $1 trillion in assets under management (based on combined assets under management as of March 31, 2006). The transaction is expected to close in the third quarter of 2006, at which time the new company will operate under the BlackRock name. The Fund's Board of Trustees has approved a new investment advisory agreement with BlackRock Advisors, Inc. or its successor ("BlackRock Advisors") on substantially the same terms and for the same advisory fee as the current investment advisory agreement with the Investment Adviser. If the new agreement is approved by the Fund's shareholders, BlackRock Advisors is expected to become the Fund's investment adviser upon the closing of the transaction between Merrill Lynch and BlackRock.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2       MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

A Letter From the President

Dear Shareholder

You may be aware that changes are on the horizon at Merrill Lynch Investment Managers ("MLIM"). On February 15, 2006, Merrill Lynch announced plans to combine the firm's investment advisory business, including MLIM, with another highly regarded investment manager -- BlackRock, Inc. ("BlackRock").

We believe this merger of asset management strength will benefit our investors. MLIM is a leading investment management organization with over $576 billion in assets under management globally and 2,757 employees in 17 countries. It offers over 100 investment strategies in vehicles ranging from mutual funds to institutional portfolios. BlackRock is one of the largest publicly traded investment management firms in the United States with $463.1 billion in assets under management and 1,839 employees. It manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products.

At the completion of the transaction, which is expected in the third quarter of this year, the resultant firm will be a top-10 investment manager worldwide with over $1 trillion in assets under management.* The combined company will provide a wider selection of high-quality investment solutions across a range of asset classes and investment styles. MLIM and BlackRock possess complementary capabilities that together create a well-rounded organization uniting some of the finest money managers in the industry. At the same time, the firms share similar values and beliefs -- they are focused on delivering excellence on behalf of clients, and both make investment performance their single most important mission. In short, the merger only reinforces our commitment to shareholders.

Most of MLIM's investment products -- including mutual funds, separately managed accounts, annuities and variable insurance funds -- eventually will carry the "BlackRock" name. As a shareholder in one or more MLIM-advised mutual funds, you will receive a proxy package in the coming weeks in connection with this transaction. After you receive this information, should you have any questions or concerns, do not hesitate to contact your financial advisor.

As always, we thank you for entrusting us with your investment assets, and we look forward to continuing to serve your investment needs with even greater strength and scale as the new BlackRock.

                                          Sincerely,


                                          /s/ Robert C. Doll, Jr.

                                          Robert C. Doll, Jr.
                                          President and Chief Investment Officer
                                          Merrill Lynch Investment Managers

*     $1.039 trillion in assets under management as of March 31, 2006.

      Data, including assets under management, are as of March 31, 2006.


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006       3

A Discussion With Your Fund's Portfolio Managers

      We are pleased to provide you with this first semi-annual report to shareholders for Merrill Lynch Global Equity Opportunities Fund.

How has the Fund performed since its inception in light of the existing market conditions?

The Fund was launched on November 4, 2005 with net assets totaling $84.9 million. From its launch date through April 30, 2006, the Fund generated a positive, double-digit return that outpaced that of its Reference Portfolio, which comprises 60% U.S. equities and 40% non-U.S. equities, as represented by the Standard & Poor's 500 (S&P 500) Index and the Financial Times Stock Exchange
(FTSE) World Index (ex-U.S.), respectively.

Since inception (November 4, 2005) through April 30, 2006, Merrill Lynch Global Equity Opportunities Fund's Class A, Class B, Class C and Class I Shares had total returns of +17.40%, +17.00%, +17.00% and +17.60%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) These results compared to the +13.73% return of the Fund's Reference Portfolio and the +15.22% return of its broad-based, all-equity benchmark, the FTSE World Index, for the same period. Returns for each component of the Reference Portfolio for the period from November 4, 2005, through April 30, 2006, were +8.43% for the S&P 500 Index and +21.98% for the FTSE World Index (ex-U.S.).

The Fund was able to capitalize on favorable equity performance in most developed markets around the world. From November 4, 2005 through April 30, 2006, U.S. stocks, as measured by the S&P 500 Index, gained 8.43%, while the MSCI Europe Index returned +19.90% and the MSCI Pacific Index returned +21.90%. The Pacific region's strong advance was led by South Korea, Japan and India where the KOSPI, Nikkei and Sensex indexes rose 29.16%, 25.44% and 47.80%, respectively. Advances in equity prices were propelled by rising gross domestic product and strong corporate profits in the world's developed economies, despite increasing interest rates and energy prices. Oil prices, which reached an all-time high of $75 per barrel on April 21, 2006, rose more than 22% over the past six months. Meanwhile, the U.S. Federal Reserve Board continued its campaign to normalize short-term interest rates, increasing the federal funds rate to 5% on May 10, 2006, which marked the 16th consecutive interest rate hike since June 2004. Over the past six months, amid concerns regarding the magnitude of the U.S. current account deficit, the U.S. dollar declined slightly more than 5% on a trade-weighted basis against a basket of global currencies.

What factors contributed to the Fund's performance during the period?

After the Fund's launch on November 4, we were quickly able to achieve a fully invested stance. The Fund's performance since inception benefited from a significant overweight, relative to the Reference Portfolio, in Asian equities, notably in India, Japan and South Korea, and favorable stock selection in the United States as global equity markets appreciated. The Fund's performance was further enhanced by effective security selection in the industrials, energy and consumer staples sectors, as the price of oil continued to rise and consumer spending remained strong. In addition, growth in Asia, notably in China, continued to fuel increased demand for raw materials, particularly energy resources, and capital investment in energy-related production. Detracting somewhat from the Fund's relative results was an underweight position in European equities, as these markets appreciated during the reporting period.

How have you managed the portfolio since its inception?

We focused on attractively valued stocks around the world, particularly in Asia. We believe valuations in Asia, notably Japan, remain attractive relative to the rest of the world, despite sharp appreciation in these markets over the past year. Our strategy included increasing the quality of the portfolio and taking profits in those stocks that had significantly appreciated, notably trimming our overweight positions in the strong-performing materials and energy sectors.

During the period, we reduced the Fund's exposure to U.S. equities slightly while increasing exposure to stocks in Brazil and Asia. We believe corporate earnings growth rates in the United States will continue to slow and the sustainability of consumer spending will abate as interest rates rise and inflation expectations increase. The Fund's position in cash equivalent securities remained in the area of 2% - 3% of net assets over the period. Cash is actively managed and, as such, allocations to cash are an integral part of the Fund's investment strategy.


4       MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

How would you characterize the Fund's position at the close of the period?

The investment team continues to look for undervalued companies that are expected to generate above-average rates of return. Relative to its Reference Portfolio, the Fund ended the period underweight in U.S. and European stocks and overweight in Asian stocks. From a sector perspective, the Fund was overweight in the energy, financials, materials, industrials and telecommunications sectors and underweight in health care, consumer discretionary and technology. The Fund had relatively neutral weightings in the utilities and consumer staples sectors. As for currency exposure, we ended the period with underweights in the U.S. dollar, British pound sterling and the euro, and small overweight positions in several Asian currencies.

The Fund is currently diversified across 35 countries worldwide and has the flexibility to invest across all industry sectors, market capitalizations and equity-like securities, which include convertible and preferred securities. The Fund has a total return approach, as opposed to one that is benchmark-driven. We continue our search for the greatest opportunities that the world's equity markets have to offer, targeting companies that have attractive valuations and long-term growth prospects.

Dennis Stattman
Vice President and Senior Portfolio Manager

Dan Chamby
Vice President and Associate Portfolio Manager

May 15, 2006


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006       5

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class I Shares bear no ongoing distribution or account maintenance fees and are available only to eligible investors. Had the sales charge been included, the Fund's Class I Shares' performance would have been lower.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                 Since Inception
As of April 30, 2006                                               Total Return
================================================================================
ML Global Equity Opportunities Fund Class A Shares*                   +17.40%
--------------------------------------------------------------------------------
ML Global Equity Opportunities Fund Class B Shares*                   +17.00
--------------------------------------------------------------------------------
ML Global Equity Opportunities Fund Class C Shares*                   +17.00
--------------------------------------------------------------------------------
ML Global Equity Opportunities Fund Class I Shares*                   +17.60
--------------------------------------------------------------------------------
FTSE World Index**                                                    +15.22
--------------------------------------------------------------------------------
S&P 500(R) Index***                                                   + 8.43
--------------------------------------------------------------------------------
FTSE World Index (Ex-U.S.)****                                        +21.98
--------------------------------------------------------------------------------
Reference Portfolio*****                                              +13.73
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 11/04/05.
** This unmanaged broad-based capitalization-weighted Index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States. Since inception total return is from 11/04/05.
*** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. Since inception total return is from 11/04/05.
**** This unmanaged capitalization-weighted Index is comprised of 1,631 companies in 28 countries, excluding the United States. Since inception total return is from 11/04/05.
***** The Reference Portfolio is an unmanaged Index comprised of 60% of the S&P
      500 Index and 40% of the FTSE World Index (Ex-U.S.). Since inception total return is from 11/04/05.

      S&P 500 is a registered trademark of the McGraw-Hill Companies.


6       MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Performance Data (concluded)

Aggregate Total Return

                                                Return Without     Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (11/04/05)
to 4/30/06                                         +17.40%           +11.24%
--------------------------------------------------------------------------------

                                                   Return            Return
                                                Without CDSC      With CDSC+++
================================================================================
Class B Shares+
================================================================================
Inception (11/04/05)
to 4/30/06                                         +17.00%           +13.00%
--------------------------------------------------------------------------------

                                                   Return            Return
                                                Without CDSC      With CDSC+++
================================================================================
Class C Shares++
================================================================================
Inception (11/04/05)
to 4/30/06                                         +17.00%           +16.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares                                                       Return
================================================================================
Inception (11/04/05)
to 4/30/06                                                           +17.60%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.
+ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
+++   Assuming payment of applicable contingent deferred sales charge.


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006       7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on November 4, 2005 and held through April 30, 2006) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                    Expenses Paid
                                                             Beginning            Ending          During the Period*
                                                           Account Value       Account Value      November 4, 2005 to
                                                          November 4, 2005     April 30, 2006       April 30, 2006
=====================================================================================================================
Actual
=====================================================================================================================
Class A                                                      $   1,000            $1,174.00            $    8.02
---------------------------------------------------------------------------------------------------------------------
Class B                                                      $   1,000            $1,170.00            $   11.98
---------------------------------------------------------------------------------------------------------------------
Class C                                                      $   1,000            $1,170.00            $   11.98
---------------------------------------------------------------------------------------------------------------------
Class I                                                      $   1,000            $1,176.00            $    6.66
=====================================================================================================================
Hypothetical (5% annual return before expenses)**
=====================================================================================================================
Class A                                                      $   1,000            $1,016.72            $    7.44
---------------------------------------------------------------------------------------------------------------------
Class B                                                      $   1,000            $1,013.06            $   11.11
---------------------------------------------------------------------------------------------------------------------
Class C                                                      $   1,000            $1,013.06            $   11.11
---------------------------------------------------------------------------------------------------------------------
Class I                                                      $   1,000            $1,017.98            $    6.18
---------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.53% for Class A, 2.29% for Class B, 2.29% for Class C and 1.27% for Class I), multiplied by the average account value over the period, multiplied by 176/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8       MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Portfolio Information

Worldwide Investments as of April 30, 2006

Ten Largest Holdings                                                  Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
McDermott International, Inc. ..........................                 1.6%
General Electric Co. ...................................                 1.2
Reliance Industries, Ltd. ..............................                 1.1
Millea Holdings, Inc. ..................................                 1.1
Exxon Mobil Corp. ......................................                 1.1
CSX Corp. ..............................................                 1.0
Mitsui Sumitomo Insurance Co., Ltd. ....................                 1.0
American International Group, Inc. .....................                 0.9
Cisco Systems, Inc. ....................................                 0.9
Microsoft Corp. ........................................                 0.9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Five Largest Industries                                               Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ............................                10.4%
Commercial Banks .......................................                 8.9
Insurance ..............................................                 8.2
Metals & Mining ........................................                 3.9
Construction & Engineering .............................                 3.8
--------------------------------------------------------------------------------
      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

--------------------------------------------------------------------------------
Breakdown of Equity & Fixed Income                                    Percent of
Securities By Country                                                Net Assets+
--------------------------------------------------------------------------------
United States ..........................................                46.9%*
Japan ..................................................                14.0
United Kingdom .........................................                 6.0
India ..................................................                 3.9
France .................................................                 3.1
South Korea ............................................                 2.8
Germany ................................................                 2.7
Singapore ..............................................                 2.1
Brazil .................................................                 1.9
Italy ..................................................                 1.7
Canada .................................................                 1.5
Australia ..............................................                 1.5
Switzerland ............................................                 1.3
Hong Kong ..............................................                 1.2
Taiwan .................................................                 1.0
Thailand ...............................................                 1.0
Malaysia ...............................................                 0.9
Netherlands ............................................                 0.7
Sweden .................................................                 0.7
China ..................................................                 0.6
Spain ..................................................                 0.6
Mexico .................................................                 0.4
Finland ................................................                 0.4
Norway .................................................                 0.4
Ireland ................................................                 0.4
Israel .................................................                 0.4
Hungary ................................................                 0.2
South Africa ...........................................                 0.2
New Zealand ............................................                 0.2
Belgium ................................................                 0.1
Chile ..................................................                 0.0**
Peru ...................................................                 0.0**
Indonesia ..............................................                 0.0**
Luxembourg .............................................                 0.0**
--------------------------------------------------------------------------------
*     Includes investments in short-term securities.
**    Holdings are less than 0.1%.
+     Total may not equal 100%.


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006       9

Schedule of Investments                                        (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
Australia--1.5%
            Beverages--0.1%
            Coca-Cola Amatil Ltd.                       19,300         $    106,607
-----------------------------------------------------------------------------------
            Capital Markets--0.2%
            Macquarie Bank Ltd.                          9,800              530,911
-----------------------------------------------------------------------------------
            Food Products--0.1%
            Great Southern Plantations Ltd.             28,200               83,661
-----------------------------------------------------------------------------------
            Metals & Mining--0.5%
            BHP Billiton Ltd.                           20,000              444,627
            Newcrest Mining Ltd.                        12,500              216,243
            Rio Tinto Ltd.                               6,300              375,956
            Zinifex Ltd.                                18,300              143,711
                                                                       ------------
                                                                          1,180,537
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.1%
            Excel Coal Ltd.                             19,500              126,206
            Woodside Petroleum Ltd.                      3,800              134,936
                                                                       ------------
                                                                            261,142
-----------------------------------------------------------------------------------
            Transportation Infrastructure--0.5%
            Macquarie Airports                          48,700              121,199
            Macquarie Infrastructure Group             273,500              740,838
            Transurban Group                            58,400              292,452
                                                                       ------------
                                                                          1,154,489
-----------------------------------------------------------------------------------
            Total Common Stocks in Australia                              3,317,347
===================================================================================
Belgium--0.1%
            Leisure Equipment & Products--0.1%
            AGFA-Gevaert NV                             15,498              313,720
-----------------------------------------------------------------------------------
            Total Common Stocks in Belgium                                  313,720
===================================================================================
Brazil--1.9%
            Airlines--0.1%
            Gol--Linhas Aereas Inteligentes SA (b)       3,300              122,331
-----------------------------------------------------------------------------------
            Chemicals--0.1%
            Braskem SA                                  18,100              127,230
-----------------------------------------------------------------------------------
            Commercial Banks--0.0%
            Uniao de Bancos Brasileiros SA (b)           1,200               95,220
-----------------------------------------------------------------------------------
            Construction & Engineering--0.1%
            Obrascon Huarte Lain Brasil SA (a)          10,400              126,764
-----------------------------------------------------------------------------------
            Electric Utilities--0.0%
            Cia Energetica de Minas Gerais (b)           2,200              104,258
-----------------------------------------------------------------------------------
            Food & Staples Retailing--0.0%
            Cia Brasileira de Distribuicao Grupo
              Pao de Acucar                          2,800,000              108,050
-----------------------------------------------------------------------------------
            Food Products--0.2%
            Cosan SA Industria e Comercio (a)            4,400              337,903
-----------------------------------------------------------------------------------
            Internet & Catalog Retail--0.1%
            Submarino SA                                 6,500              175,613
-----------------------------------------------------------------------------------
            Metals & Mining--0.2%
            Companhia Vale do Rio Doce
              (Preference 'A' Shares) (b)                7,100              315,808
            Usinas Siderurgicas de Minas Gerais SA
              Preferred Class A                          5,600              212,887
                                                                       ------------
                                                                            528,695
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.8%
            Petroleo Brasileiro SA (b)                  17,100            1,689,993
-----------------------------------------------------------------------------------
            Paper & Forest Products--0.0%
            Aracruz Celulose SA (b)                      1,700               93,636
-----------------------------------------------------------------------------------
            Road & Rail--0.0%
            Localiza Rent A Car SA                       4,600               96,784
-----------------------------------------------------------------------------------
            Software--0.1%
            Totvs SA (a)                                 9,600              188,213
-----------------------------------------------------------------------------------
            Transportation Infrastructure--0.1%
            All America Latina Logistica SA              2,400              151,500
-----------------------------------------------------------------------------------
            Water Utilities--0.0%
            Companhia de Saneamento de
              Minas Gerais (a)                           8,900               89,670
-----------------------------------------------------------------------------------
            Wireless Telecommunication
            Services--0.1%
            Vivo Participacoes SA (b)                   29,600              122,248
-----------------------------------------------------------------------------------
            Total Common Stocks in Brazil                                 4,158,108
===================================================================================
Canada--1.5%
            Chemicals--0.1%
            Agrium Inc.                                  4,200              108,444
-----------------------------------------------------------------------------------
            Communications Equipment--0.1%
            Nortel Networks Corp. (a)                   71,000              188,860
-----------------------------------------------------------------------------------
            Insurance--0.0%
            Sun Life Financial, Inc.                       300               12,618
-----------------------------------------------------------------------------------
            Metals & Mining--0.8%
            Alamos Gold, Inc. (a)                       33,800              318,228
            Barrick Gold Corp.                           7,497              228,509
            Bema Gold Corp. (a)                        192,000            1,082,897
            IPSCO, Inc.                                    100               10,318
            Kinross Gold Corp. (a)                      19,700              241,325
                                                                       ------------
                                                                          1,881,277
-----------------------------------------------------------------------------------
            Pharmaceuticals--0.0%
            Biovail Corporation                            500               13,030
-----------------------------------------------------------------------------------
            Road & Rail--0.5%
            Canadian Pacific Railway Ltd.               21,500            1,140,646
-----------------------------------------------------------------------------------
            Total Common Stocks in Canada                                 3,344,875


10      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
Chile--0.0%
            Electric Utilities--0.0%
            Enersis SA (b)                               8,900         $    108,669
-----------------------------------------------------------------------------------
            Total Common Stocks in Chile                                    108,669
===================================================================================
China--0.5%
            Automobiles--0.0%
            Denway Motors Ltd.                         161,500               65,090
-----------------------------------------------------------------------------------
            Insurance--0.1%
            China Life Insurance Co. Ltd. (b)            2,100              113,232
-----------------------------------------------------------------------------------
            Electrical Equipment--0.1%
            Shanghai Electric Group Corp.              398,000              153,992
-----------------------------------------------------------------------------------
            Insurance--0.0%
            Ping An Insurance Group Co. of
              China Ltd.                                32,200               88,664
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.2%
            China Shenhua Energy Co. Ltd. Class H      124,200              225,057
            Yanzhou Coal Mining Co. Ltd.               190,400              162,071
                                                                       ------------
                                                                            387,128
-----------------------------------------------------------------------------------
            Road & Rail--0.1%
            Guangshen Railway Co. Ltd.                 804,600              308,717
-----------------------------------------------------------------------------------
            Transportation Infrastructure--0.0%
            Hainan Meilan International
              Airport Co., Ltd.                         93,400               53,002
-----------------------------------------------------------------------------------
            Total Common Stocks in China                                  1,169,825
===================================================================================
Finland--0.4%
            Electric Utilities--0.4%
            Fortum Oyj                                  36,284              915,018
-----------------------------------------------------------------------------------
            Total Common Stocks in Finland                                  915,018
===================================================================================
France--3.1%
            Automobiles--0.6%
            Peugeot SA                                   9,448              620,052
            Renault SA                                   7,082              820,719
                                                                       ------------
                                                                          1,440,771
-----------------------------------------------------------------------------------
            Commercial Banks--1.2%
            BNP Paribas                                 13,674            1,290,114
            BNP Paribas (a)                                825               75,187
            Credit Agricole SA                          30,571            1,229,972
                                                                       ------------
                                                                          2,595,273
-----------------------------------------------------------------------------------
            Construction & Engineering--0.3%
            Vinci SA                                     6,277              621,331
-----------------------------------------------------------------------------------
            Food & Staples Retailing--0.3%
            Carrefour SA                                12,703              735,743
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.7%
            Total SA                                     5,679            1,568,061
-----------------------------------------------------------------------------------
            Total Common Stocks in France                                 6,961,179
===================================================================================
Germany--2.7%
            Air Freight & Logistics--0.4%
            Deutsche Post AG                            30,340              807,543
-----------------------------------------------------------------------------------
            Chemicals--0.3%
            BASF AG                                      8,790              752,476
-----------------------------------------------------------------------------------
            Commercial Banks--0.2%
            Deutsche Postbank AG                         7,130              544,268
-----------------------------------------------------------------------------------
            Construction & Engineering--0.3%
            Hochtief AG                                  8,987              613,571
-----------------------------------------------------------------------------------
            Industrial Conglomerates--0.6%
            Siemens AG                                  12,894            1,218,147
-----------------------------------------------------------------------------------
            Insurance--0.2%
            Allianz AG Registered Shares                 3,059              511,330
-----------------------------------------------------------------------------------
            Metals & Mining--0.4%
            ThyssenKrupp AG                             28,926              952,091
-----------------------------------------------------------------------------------
            Multi-Utilities--0.3%
            RWE AG                                       8,704              753,447
-----------------------------------------------------------------------------------
            Total Common Stocks in Germany                                6,152,873
===================================================================================
Hong Kong--1.1%
            Electric Utilities--0.2%
            Cheung Kong Infrastructure Holdings Ltd.   106,100              346,202
-----------------------------------------------------------------------------------
            Industrial Conglomerates--0.3%
            Hutchison Whampoa Ltd.                      75,000              736,105
-----------------------------------------------------------------------------------
            Real Estate--0.6%
            Cheung Kong Holdings Ltd.                   38,200              430,348
            Sun Hung Kai Properties Ltd.                47,300              540,491
            Wharf Holdings Ltd.                         89,500              358,986
                                                                       ------------
                                                                          1,329,825
-----------------------------------------------------------------------------------
            Total Common Stocks in Hong Kong                              2,412,132
===================================================================================
Hungary--0.2%
            Oil, Gas & Consumable Fuels--0.2%
            Mol Magyar Olaj--es Gazipari Rt.             4,572              543,241
-----------------------------------------------------------------------------------
            Total Common Stocks in Hungary                                  543,241
===================================================================================
India--3.0%
            Automobiles--0.3%
            Bajaj Auto Ltd.                              9,100              595,932
            Tata Motors Ltd.                             6,000              124,108
                                                                       ------------
                                                                            720,040
-----------------------------------------------------------------------------------
            Chemicals--1.1%
            Reliance Industries Ltd.                   112,400            2,522,024
-----------------------------------------------------------------------------------
            Commercial Banks--0.1%
            State Bank of India Ltd.                     9,200              180,733
-----------------------------------------------------------------------------------
            Construction Materials--0.2%
            Gujarat Ambuja Cements Ltd.                152,600              395,642
-----------------------------------------------------------------------------------
            Consumer Finance--0.0%
            Reliance Capital Ventures Ltd. (a)          82,000               46,920
-----------------------------------------------------------------------------------
            IT Services--0.4%
            Infosys Technologies Ltd.                   13,900              969,859
-----------------------------------------------------------------------------------


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      11

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
India (concluded)
            Oil, Gas & Consumable Fuels--0.1%
            Hindustan Petroleum Corp.                    3,550         $     25,450
            Reliance Energy Ventures Ltd. (a)           82,000               78,230
            Reliance Natural Resources Ltd. (a)         82,000               53,949
                                                                       ------------
                                                                            157,629
-----------------------------------------------------------------------------------
            Pharmaceuticals--0.0%
            Wockhardt Ltd.                               2,600               25,572
-----------------------------------------------------------------------------------
            Road & Rail--0.1%
            Container Corp. of India                     7,700              278,582
-----------------------------------------------------------------------------------
            Thrifts & Mortgage Finance--0.4%
            Housing Development Finance Corp.           26,200              757,359
-----------------------------------------------------------------------------------
            Wireless Telecommunication
            Services--0.3%
            Reliance Communication Ventures
              Ltd. (a)                                  82,000              548,888
-----------------------------------------------------------------------------------
            Total Common Stocks in India                                  6,603,248
===================================================================================
Indonesia--0.0%
            Commercial Banks--0.0%
            Bank Danamon Indonesia Tbk PT              103,000               60,330
-----------------------------------------------------------------------------------
            Total Common Stocks in Indonesia                                 60,330
===================================================================================
Ireland--0.4%
            Commercial Banks--0.4%
            Allied Irish Banks Plc                      34,186              824,646
-----------------------------------------------------------------------------------
            Total Common Stocks in Ireland                                  824,646
===================================================================================
Israel--0.4%
            Communications Equipment--0.3%
            ECI Telecom Ltd. (a)(b)                     58,300              622,644
-----------------------------------------------------------------------------------
            Pharmaceuticals--0.1%
            Teva Pharmaceutical Industries Ltd. (b)      4,427              179,294
-----------------------------------------------------------------------------------
            Software--0.0%
            Ectel Ltd. (a)(b)                            3,100               16,988
-----------------------------------------------------------------------------------
            Total Common Stocks in Israel                                   818,926
===================================================================================
Italy--1.7%
            Commercial Banks--0.6%
            Capitalia SpA                               62,321              540,099
            UniCredito Italiano SpA                    118,819              893,983
                                                                       ------------
                                                                          1,434,082
-----------------------------------------------------------------------------------
            Electric Utilities--0.3%
            Enel SpA                                    80,659              696,585
-----------------------------------------------------------------------------------
            Insurance--0.2%
            Assicurazioni Generali SpA                  12,790              478,656
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.6%
            ENI SpA                                     42,359            1,292,321
-----------------------------------------------------------------------------------
            Total Common Stocks in Italy                                  3,901,644
===================================================================================
Japan--14.0%
            Auto Components--0.2%
            Toyota Industries Corp.                      9,600              427,040
-----------------------------------------------------------------------------------
            Automobiles--0.8%
            Honda Motor Co., Ltd.                        3,700              262,110
            Suzuki Motor Corp.                          61,200            1,489,807
                                                                       ------------
                                                                          1,751,917
-----------------------------------------------------------------------------------
            Beverages--0.6%
            Coca-Cola Central Japan Co., Ltd.               39              368,827
            Coca-Cola West Japan Co., Ltd.              15,600              383,853
            Hokkaido Coca-Cola Bottling Co., Ltd.       11,000               74,939
            Kinki Coca-Cola Bottling Co., Ltd.          18,200              201,602
            Mikuni Coca-Cola Bottling Co., Ltd.         25,100              294,299
                                                                       ------------
                                                                          1,323,520
-----------------------------------------------------------------------------------
            Building Products--0.2%
            Asahi Glass Co., Ltd.                       29,200              411,152
-----------------------------------------------------------------------------------
            Capital Markets--0.4%
            Nomura Holdings, Inc.                       40,200              906,436
-----------------------------------------------------------------------------------
            Chemicals--0.6%
            Shin-Etsu Chemical Co., Ltd.                13,200              760,560
            Sumitomo Chemical Co., Ltd.                 72,100              630,086
                                                                       ------------
                                                                          1,390,646
-----------------------------------------------------------------------------------
            Commercial Banks--1.7%
            The Bank of Fukuoka Ltd.                    49,400              424,356
            The Bank of Kyoto Ltd.                      54,000              623,695
            The Bank of Yokohama Ltd.                   46,300              362,048
            Mitsubishi UFJ Financial Group, Inc.            40              626,970
            Shinsei Bank Ltd.                           71,400              498,299
            Sumitomo Mitsui Financial Group, Inc.          105            1,149,299
                                                                       ------------
                                                                          3,684,667
-----------------------------------------------------------------------------------
            Construction & Engineering--0.6%
            JGC Corp.                                   38,377              670,421
            Kinden Corp.                                32,000              300,666
            Okumura Corp.                               76,400              422,809
                                                                       ------------
                                                                          1,393,896
-----------------------------------------------------------------------------------
            Consumer Finance--0.3%
            Credit Saison Co., Ltd.                     12,600              658,687
-----------------------------------------------------------------------------------
            Electric Utilities--0.1%
            Chubu Electric Power Co., Inc.               8,500              222,548
-----------------------------------------------------------------------------------
            Electrical Equipment--0.8%
            RHJ International (a)                       26,800              665,046
            RHJ International (a)(f)                    41,200            1,022,384
                                                                       ------------
                                                                          1,687,430
-----------------------------------------------------------------------------------
            Electronic Equipment &
            Instruments--0.4%
            Hitachi Ltd.                                25,900              192,095
            Murata Manufacturing Co., Ltd.              10,000              725,919
                                                                       ------------
                                                                            918,014
-----------------------------------------------------------------------------------
            Food & Staples Retailing--0.4%
            Ministop Co., Ltd.                           4,200               96,541
            Seven & I Holdings Co. Ltd.                 22,200              857,285
                                                                       ------------
                                                                            953,826
-----------------------------------------------------------------------------------


12      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
Japan (concluded)
            Food Products--0.2%
            Ajinomoto Co., Inc.                         31,900         $    396,096
            House Foods Corp.                            5,200               86,424
                                                                       ------------
                                                                            482,520
-----------------------------------------------------------------------------------
            Gas Utilities--0.3%
            Tokyo Gas Co., Ltd.                        135,900              655,700
-----------------------------------------------------------------------------------
            Household Durables--0.1%
            Rinnai Corp.                                 3,700              101,734
-----------------------------------------------------------------------------------
            Household Products--0.1%
            Rohto Pharmaceutical Co., Ltd.              15,750              191,151
-----------------------------------------------------------------------------------
            Insurance--3.3%
            Aioi Insurance Co., Ltd.                   180,200            1,300,217
            Millea Holdings, Inc.                          120            2,385,289
            Mitsui Sumitomo Insurance Co., Ltd.        168,030            2,258,547
            Nipponkoa Insurance Co., Ltd.              155,900            1,388,356
                                                                       ------------
                                                                          7,332,409
-----------------------------------------------------------------------------------
            Machinery--0.4%
            Fanuc Ltd.                                   3,400              320,648
            Kubota Corp.                                58,400              658,151
                                                                       ------------
                                                                            978,799
-----------------------------------------------------------------------------------
            Media--0.1%
            Toho Co., Ltd.                              16,700              322,447
-----------------------------------------------------------------------------------
            Office Electronics--0.5%
            Brother Industries Ltd.                     16,400              182,956
            Canon, Inc.                                 11,800              899,982
                                                                       ------------
                                                                          1,082,938
-----------------------------------------------------------------------------------
            Pharmaceuticals--0.7%
            Shionogi & Co., Ltd.                        17,700              297,738
            Takeda Pharmaceutical Co., Ltd.             18,100            1,103,117
            Tanabe Seiyaku Co., Ltd.                    22,100              259,704
                                                                       ------------
                                                                          1,660,559
-----------------------------------------------------------------------------------
            Real Estate--0.2%
            NTT Urban Development Co.                       47              384,807
-----------------------------------------------------------------------------------
            Road & Rail--0.2%
            East Japan Railway Co.                          56              435,937
-----------------------------------------------------------------------------------
            Tobacco--0.1%
            Japan Tobacco, Inc.                             65              260,683
-----------------------------------------------------------------------------------
            Trading Companies & Distributors--0.4%
            Mitsubishi Corp.                            41,000              989,098
-----------------------------------------------------------------------------------
            Wireless Telecommunication
            Services--0.3%
            NTT DoCoMo, Inc.                               442              657,968
-----------------------------------------------------------------------------------
            Total Common Stocks in Japan                                 31,266,529
===================================================================================
Luxembourg--0.0%
            Wireless Telecommunication
            Services--0.0%
            Millicom International Cellular SA (a)         200                9,836
-----------------------------------------------------------------------------------
            Total Common Stocks in Luxembourg                                 9,836
===================================================================================
Malaysia--0.6%
            Diversified Telecommunication
            Services--0.0%
            Telekom Malaysia Bhd                        28,000               75,321
-----------------------------------------------------------------------------------
            Electric Utilities--0.2%
            Tenaga Nasional Bhd                        186,000              438,764
-----------------------------------------------------------------------------------
            Food Products--0.2%
            IOI Corp. Bhd                              130,900              512,838
-----------------------------------------------------------------------------------
            Independent Power Producers & Energy
            Traders--0.0%
            Malakoff Bhd                                11,600               31,364
-----------------------------------------------------------------------------------
            Tobacco--0.1%
            British American Tobacco Malaysia Bhd       14,000              161,264
-----------------------------------------------------------------------------------
            Transportation Infrastructure--0.0%
            PLUS Expressways Bhd                        83,300               63,891
-----------------------------------------------------------------------------------
            Wireless Telecommunication
            Services--0.1%
            Maxis Communications Bhd                    52,100              125,776
-----------------------------------------------------------------------------------
            Total Common Stocks in Malaysia                               1,409,218
===================================================================================
Mexico--0.4%
            Beverages--0.2%
            Fomento Economico Mexicano, SA de CV (b)     4,400              408,672
-----------------------------------------------------------------------------------
            Media--0.2%
            Grupo Televisa, SA (b)                      25,000              530,000
-----------------------------------------------------------------------------------
            Total Common Stocks in Mexico                                   938,672
===================================================================================
Netherlands--0.7%
            Construction & Engineering--0.1%
            Chicago Bridge & Iron Co. NV                 6,700              160,599
-----------------------------------------------------------------------------------
            Diversified Financial Services--0.6%
            ING Groep NV CVA                            33,069            1,343,804
-----------------------------------------------------------------------------------
            Food & Staples Retailing--0.0%
            Koninklijke Ahold NV (a)                     9,214               76,022
-----------------------------------------------------------------------------------
            Total Common Stocks in the Netherlands                        1,580,425
===================================================================================
New Zealand--0.2%
            Diversified Financial Services--0.1%
            Guinness Peat Group Plc                     75,200              129,103
-----------------------------------------------------------------------------------
            Diversified Telecommunication
            Services--0.0%
            Telecom Corp. of New Zealand Ltd.           32,300              117,682
-----------------------------------------------------------------------------------
            Electric Utilities--0.1%
            Contact Energy Ltd.                         26,900              136,151
-----------------------------------------------------------------------------------
            Total Common Stocks in New Zealand                              382,936
===================================================================================
Norway--0.4%
            Oil, Gas & Consumable Fuels--0.4%
            Statoil ASA                                 26,881              883,342
-----------------------------------------------------------------------------------
            Total Common Stocks in Norway                                   883,342
===================================================================================


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      13

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
Peru--0.0%
            Metals & Mining--0.0%
            Cia de Minas Buenaventura SA (b)             3,400         $    103,326
-----------------------------------------------------------------------------------
            Total Common Stocks in Peru                                     103,326
===================================================================================
Singapore--2.1%
            Commercial Banks--0.1%
            Oversea-Chinese Banking Corp.               35,000              150,481
-----------------------------------------------------------------------------------
            Diversified Telecommunication
            Services--0.4%
            Singapore Telecommunications Ltd.          468,600              805,888
-----------------------------------------------------------------------------------
            Health Care Providers & Services--0.1%
            Parkway Holdings Ltd.                      209,200              345,228
-----------------------------------------------------------------------------------
            Industrial Conglomerates--0.8%
            Fraser and Neave Ltd.                       37,500              523,995
            Keppel Corp. Ltd.                          119,700            1,157,948
                                                                       ------------
                                                                          1,681,943
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.0%
            Pearl Energy Ltd. (a)                       53,300               65,715
-----------------------------------------------------------------------------------
            Real Estate--0.5%
            CapitaLand Ltd.                            189,100              585,856
            K-REIT Asia (a)                             34,600               32,596
            Keppel Land Ltd.                           172,900              518,175
                                                                       ------------
                                                                          1,136,627
-----------------------------------------------------------------------------------
            Transportation Infrastructure--0.1%
            SembCorp Logistics Ltd.                    144,400              163,427
-----------------------------------------------------------------------------------
            Wireless Telecommunication
            Services--0.1%
            MobileOne Ltd.                             192,100              261,137
-----------------------------------------------------------------------------------
            Total Common Stocks in Singapore                              4,610,446
===================================================================================
South Africa--0.2%
            Metals & Mining--0.1%
            Gold Fields Ltd. (b)                         9,500              241,395
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.1%
            Sasol Ltd.                                   2,700              112,807
-----------------------------------------------------------------------------------
            Paper & Forest Products--0.0%
            Sappi Ltd. (b)                               5,900               82,836
-----------------------------------------------------------------------------------
            Total Common Stocks in South Africa                             437,038
===================================================================================
South Korea--2.8%
            Commercial Banks--0.1%
            Pusan Bank                                  12,900              198,314
-----------------------------------------------------------------------------------
            Diversified Telecommunication
            Services--0.5%
            KT Corp. (b)                                51,200            1,191,424
-----------------------------------------------------------------------------------
            Electric Utilities--0.3%
            Korea Electric Power Corp.                  16,100              715,214
-----------------------------------------------------------------------------------
            Electrical Equipment--0.2%
            LS Cable Ltd.                                8,700              359,733
-----------------------------------------------------------------------------------
            Food Products--0.3%
            CJ Corp.                                     3,800              519,720
            Nong Shim Co., Ltd.                            400              111,747
                                                                       ------------
                                                                            631,467
-----------------------------------------------------------------------------------
            Metals & Mining--0.7%
            POSCO                                        3,100              864,398
            POSCO (b)                                    9,400              662,418
                                                                       ------------
                                                                          1,526,816
-----------------------------------------------------------------------------------
            Multiline Retail--0.0%
            Lotte Shopping Co. (a)(b)(f)                 3,100               64,748
-----------------------------------------------------------------------------------
            Textiles, Apparel & Luxury Goods--0.1%
            Cheil Industries, Inc.                       4,200              152,513
-----------------------------------------------------------------------------------
            Tobacco--0.5%
            KT&G Corp.                                  20,200            1,130,789
-----------------------------------------------------------------------------------
            Wireless Telecommunication
            Services--0.1%
            SK Telecom Co., Ltd.                           900              211,355
-----------------------------------------------------------------------------------
            Total Common Stocks in South Korea                            6,182,373
===================================================================================
Spain--0.6%
            Commercial Banks--0.6%
            Banco Bilbao Vizcaya Argentaria SA          56,836            1,253,604
-----------------------------------------------------------------------------------
            Transportation Infrastructure--0.0%
            Cintra Concesiones de Infraestructuras
              de Transporte SA                           6,000               81,248
-----------------------------------------------------------------------------------
            Total Common Stocks in Spain                                  1,334,852
===================================================================================
Sweden--0.7%
            Auto Components--0.0%
            Autoliv, Inc.                                  200               11,060
-----------------------------------------------------------------------------------
            Commercial Banks--0.3%
            Svenska Handelsbanken Class A               25,021              716,502
-----------------------------------------------------------------------------------
            Diversified Financial Services--0.4%
            Investor AB                                 40,258              784,905
-----------------------------------------------------------------------------------
            Total Common Stocks in Sweden                                 1,512,467
===================================================================================
Switzerland--1.3%
            Capital Markets--0.8%
            Credit Suisse Group                         30,149            1,888,327
-----------------------------------------------------------------------------------
            Insurance--0.5%
            Swiss Reinsurance Registered Shares          6,188              450,263
            Zurich Financial Services AG                 2,799              679,074
                                                                       ------------
                                                                          1,129,337
-----------------------------------------------------------------------------------
            Total Common Stocks in Switzerland                            3,017,664
===================================================================================
Taiwan--0.9%
            Building Products--0.0%
            Taiwan Glass Industrial Corp.               34,300               28,058
-----------------------------------------------------------------------------------
            Commercial Banks--0.1%
            SinoPac Financial Holdings Co., Ltd.       226,000              125,375
            Taishin Financial Holdings Co., Ltd.       186,400              122,685
                                                                       ------------
                                                                            248,060
-----------------------------------------------------------------------------------


14      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
Taiwan (concluded)
            Diversified Financial Services--0.1%
            Fubon Financial Holding Co. Ltd.            91,200         $     88,324
-----------------------------------------------------------------------------------
            Diversified Telecommunication
            Services--0.5%
            Chunghwa Telecom Co. Ltd.                   46,000               88,378
            Chunghwa Telecom Co. Ltd. (b)               46,700              962,020
                                                                       ------------
                                                                          1,050,398
-----------------------------------------------------------------------------------
            Electronic Equipment &
            Instruments--0.2%
            Delta Electronics, Inc.                    149,900              466,999
-----------------------------------------------------------------------------------
            Insurance--0.0%
            Cathay Financial Holding Co., Ltd.          40,200               90,087
-----------------------------------------------------------------------------------
            Machinery--0.0%
            Yungtay Engineering Co., Ltd.               96,000               55,814
-----------------------------------------------------------------------------------
            Total Common Stocks in Taiwan                                 2,027,740
===================================================================================
Thailand--1.0%
            Commercial Banks--0.4%
            Kasikornbank PCL                            14,100               25,520
            Siam Commercial Bank PCL
              Foreign Shares                           460,000              795,848
                                                                       ------------
                                                                            821,368
-----------------------------------------------------------------------------------
            Construction Materials--0.2%
            Siam Cement PCL Foreign Shares              41,400              279,894
            Siam City Cement PCL Foreign Shares          7,600               54,618
                                                                       ------------
                                                                            334,512
-----------------------------------------------------------------------------------
            Electronic Equipment &
            Instruments--0.0%
            Hana Microelectronics PCL                  123,100               94,201
-----------------------------------------------------------------------------------
            Food Products--0.0%
            Thai Union Frozen Products PCL
              Foreign Shares                            38,800               32,015
-----------------------------------------------------------------------------------
            Household Durables--0.1%
            Land and Houses PCL Foreign Shares         446,100              104,490
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.3%
            PTT Exploration & Production PCL            72,900              244,488
            PTT PCL                                     61,800              424,392
                                                                       ------------
                                                                            668,880
-----------------------------------------------------------------------------------
            Transportation Infrastructure--0.0%
            Bangkok Expressway PCL Foreign Shares       58,400               35,441
-----------------------------------------------------------------------------------
            Wireless Telecommunication
            Services--0.0%
            Advanced Info Service PCL Foreign Shares    20,600               48,800
-----------------------------------------------------------------------------------
            Total Common Stocks in Thailand                               2,139,707
===================================================================================
United Kingdom--6.0%
            Aerospace & Defense--0.3%
            BAE Systems Plc                             94,842              719,728
-----------------------------------------------------------------------------------
            Beverages--0.0%
            Diageo Plc (b)                                 600               39,750
-----------------------------------------------------------------------------------
            Commercial Banks--2.1%
            Barclays Plc                               110,672            1,377,969
            HBOS Plc                                    80,206            1,403,197
            HSBC Holdings Plc Hong Kong
              Registered                                30,200              514,911
            Royal Bank of Scotland Group Plc            44,793            1,458,199
                                                                       ------------
                                                                          4,754,276
-----------------------------------------------------------------------------------
            Food Products--0.2%
            Cadbury Schweppes Plc                        8,800              351,648
-----------------------------------------------------------------------------------
            Insurance--0.8%
            Aviva Plc                                   69,601            1,013,349
            Prudential Plc                              67,328              787,509
                                                                       ------------
                                                                          1,800,858
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.9%
            BP Plc                                      73,560              904,525
            Royal Dutch Shell Plc Class B               30,996            1,104,827
                                                                       ------------
                                                                          2,009,352
-----------------------------------------------------------------------------------
            Specialty Retail--0.2%
            Kesa Electricals Plc                        71,327              410,983
-----------------------------------------------------------------------------------
            Transportation Infrastructure--0.4%
            BAA Plc                                     52,716              812,069
-----------------------------------------------------------------------------------
            Wireless Telecommunication
            Services--1.1%
            Vodafone Group Plc                         798,296            1,879,078
            Vodafone Group Plc (b)                      25,200              597,240
                                                                       ------------
                                                                          2,476,318
-----------------------------------------------------------------------------------
            Total Common Stocks in the United Kingdom                    13,374,982
===================================================================================
United States--38.1%
            Aerospace & Defense--0.1%
            General Dynamics Corp.                       1,800              118,116
            Raytheon Co.                                 2,900              128,383
                                                                       ------------
                                                                            246,499
-----------------------------------------------------------------------------------
            Air Freight & Logistics--0.1%
            FedEx Corp.                                  2,400              276,312
-----------------------------------------------------------------------------------
            Airlines--0.0%
            AMR Corp. (a)                                  400                9,856
-----------------------------------------------------------------------------------
            Beverages--0.4%
            The Coca-Cola Co.                            8,300              348,268
            Constellation Brands, Inc. Class A (a)       7,100              175,370
            Molson Coors Brewing Co. Class B             4,000              295,440
                                                                       ------------
                                                                            819,078
-----------------------------------------------------------------------------------
            Biotechnology--0.1%
            Amgen, Inc. (a)                              1,100               74,470
            Senomyx, Inc. (a)                            6,200               88,722
                                                                       ------------
                                                                            163,192
-----------------------------------------------------------------------------------


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      15

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
United States (continued)
            Capital Markets--0.9%
            The Bank of New York Co., Inc.               9,700         $    340,955
            The Bear Stearns Cos., Inc.                    100               14,251
            Goldman Sachs Group, Inc.                      100               16,029
            Knight Capital Group, Inc. Class A (a)      36,400              610,064
            Lehman Brothers Holdings, Inc.                 700              105,805
            Mellon Financial Corp.                         900               33,867
            Morgan Stanley                              13,000              835,900
                                                                       ------------
                                                                          1,956,871
-----------------------------------------------------------------------------------
            Chemicals--0.2%
            E.I. du Pont de Nemours & Co.                6,200              273,420
            Lyondell Chemical Co.                        7,300              175,930
            Tronox, Inc. Class B                         2,359               40,814
                                                                       ------------
                                                                            490,164
-----------------------------------------------------------------------------------
            Commercial Banks--1.0%
            Bank of America Corp.                       18,250              911,040
            Fifth Third Bancorp                          8,300              335,486
            Santander BanCorp                            1,100               25,630
            Wachovia Corp.                               4,900              293,265
            Wells Fargo & Co.                            8,800              604,472
                                                                       ------------
                                                                          2,169,893
-----------------------------------------------------------------------------------
            Communications Equipment--1.6%
            3Com Corp. (a)                              73,900              398,321
            Cisco Systems, Inc. (a)                     96,800            2,027,960
            Comverse Technology, Inc. (a)                3,100               70,215
            Extreme Networks Inc. (a)                   14,600               66,284
            JDS Uniphase Corp. (a)                      53,100              185,319
            Lucent Technologies, Inc. (a)               17,100               47,709
            Motorola, Inc.                              34,000              725,900
            Tellabs, Inc. (a)                            4,500               71,325
                                                                       ------------
                                                                          3,593,033
-----------------------------------------------------------------------------------
            Computers & Peripherals--1.3%
            Adaptec, Inc. (a)                           34,300              189,679
            Brocade Communications Systems, Inc. (a)    26,300              162,008
            Hewlett-Packard Co.                         13,000              422,110
            International Business Machines Corp.       13,500            1,111,590
            Lexmark International, Inc. Class A (a)      9,600              467,520
            Seagate Technology                             400               10,624
            Sun Microsystems, Inc. (a)                 119,700              598,500
            Western Digital Corp. (a)                      600               12,624
                                                                       ------------
                                                                          2,974,655
-----------------------------------------------------------------------------------
            Construction & Engineering--2.4%
            Foster Wheeler Ltd. (a)                     37,700            1,679,912
            McDermott International, Inc. (a)           59,100            3,593,280
                                                                       ------------
                                                                          5,273,192
-----------------------------------------------------------------------------------
            Containers & Packaging--0.2%
            Crown Holdings, Inc. (a)                    13,000              208,390
            Smurfit-Stone Container Corp. (a)           10,800              139,860
                                                                       ------------
                                                                            348,250
-----------------------------------------------------------------------------------
            Diversified Consumer Services--0.5%
            Career Education Corp. (a)                  14,900              549,363
            Corinthian Colleges, Inc. (a)               40,800              607,512
                                                                       ------------
                                                                          1,156,875
-----------------------------------------------------------------------------------
            Diversified Financial Services--0.8%
            CIT Group, Inc.                                200               10,802
            Citigroup, Inc.                             32,300            1,613,385
            JPMorgan Chase & Co.                         4,300              195,134
            Leucadia National Corp.                        200               12,150
                                                                       ------------
                                                                          1,831,471
-----------------------------------------------------------------------------------
            Diversified Telecommunication
            Services--0.5%
            AT&T, Inc.                                  19,500              511,095
            BellSouth Corp.                              6,200              209,436
            Cincinnati Bell, Inc. (a)                    8,800               36,960
            General Communication Inc. Class A (a)      15,000              180,000
            Qwest Communications International
              Inc. (a)                                   1,700               11,407
            Verizon Communications, Inc.                 8,000              264,240
                                                                       ------------
                                                                          1,213,138
-----------------------------------------------------------------------------------
            Electric Utilities--0.3%
            Mirant Corp. (a)                             9,700              238,232
            PPL Corp.                                   13,000              377,520
                                                                       ------------
                                                                            615,752
-----------------------------------------------------------------------------------
            Electronic Equipment &
            Instruments--0.1%
            Sanmina-SCI Corp. (a)                       35,700              185,283
            Solectron Corp. (a)                         24,900               99,600
                                                                       ------------
                                                                            284,883
-----------------------------------------------------------------------------------
            Energy Equipment & Services--2.2%
            Baker Hughes, Inc.                           1,700              137,411
            ENSCO International, Inc.                    6,200              331,638
            GlobalSantaFe Corp.                         14,500              887,545
            Halliburton Co.                              5,150              402,472
            Key Energy Services, Inc. (a)               15,400              263,186
            Maverick Tube Corp. (a)                      4,900              266,658
            National Oilwell Varco, Inc. (a)             2,175              150,010
            Noble Corp.                                  5,175              408,514
            Rowan Cos., Inc.                             7,400              328,042
            Schlumberger Ltd.                           14,300              988,702
            Tidewater, Inc.                              2,800              163,072
            Todco Class A                                3,875              177,746
            Transocean, Inc. (a)                         2,400              194,568
            Weatherford International Ltd. (a)           5,175              273,913
                                                                       ------------
                                                                          4,973,477
-----------------------------------------------------------------------------------
            Food & Staples Retailing--0.3%
            Albertson's, Inc.                              500               12,665
            CVS Corp.                                    8,300              246,676
            Wal-Mart Stores, Inc.                        4,300              193,629
            Walgreen Co.                                 4,300              180,299
                                                                       ------------
                                                                            633,269
-----------------------------------------------------------------------------------


16      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
United States (continued)
            Food Products--0.4%
            Archer-Daniels-Midland Co.                     300         $     10,902
            ConAgra Foods, Inc.                         13,000              294,840
            Corn Products International, Inc.            8,800              246,400
            Ralcorp Holdings, Inc. (a)                   4,300              160,304
            Sara Lee Corp.                               5,800              103,646
                                                                       ------------
                                                                            816,092
-----------------------------------------------------------------------------------
            Health Care Equipment & Supplies--0.3%
            Bausch & Lomb, Inc.                          5,100              249,645
            Baxter International, Inc.                   5,100              192,270
            Boston Scientific Corp. (a)                  4,750              110,390
            Waters Corp. (a)                             3,100              140,492
                                                                       ------------
                                                                            692,797
-----------------------------------------------------------------------------------
            Health Care Providers & Services--1.1%
            Aetna, Inc.                                  5,675              218,487
            AmerisourceBergen Corp.                      3,300              142,395
            Cardinal Health, Inc.                          200               13,470
            HCA, Inc.                                    8,300              364,287
            Health Management Associates,
              Inc. Class A                               2,000               41,420
            HealthSouth Corp. (a)                       17,600               80,608
            Humana, Inc. (a)                             5,870              265,207
            Manor Care, Inc.                             5,100              223,635
            Medco Health Solutions, Inc. (a)             2,150              114,444
            Tenet Healthcare Corp. (a)                  31,100              258,752
            Triad Hospitals, Inc. (a)                    3,800              156,560
            UnitedHealth Group, Inc.                     5,710              284,015
            WellPoint, Inc. (a)                          4,525              321,275
                                                                       ------------
                                                                          2,484,555
-----------------------------------------------------------------------------------
            Hotels, Restaurants & Leisure--0.6%
            Darden Restaurants, Inc.                       300               11,880
            McDonald's Corp.                            28,100              971,417
            Panera Bread Co. Class A (a)                 2,600              192,868
            Starbucks Corp. (a)                            300               11,181
            Wendy's International, Inc.                  2,800              172,984
                                                                       ------------
                                                                          1,360,330
-----------------------------------------------------------------------------------
            Household Durables--0.0%
            Harman International Industries, Inc.          100                8,799
            Whirlpool Corp.                                100                8,975
                                                                       ------------
                                                                             17,774
-----------------------------------------------------------------------------------
            Household Products--0.1%
            Procter & Gamble Co.                         2,900              168,809
-----------------------------------------------------------------------------------
            IT Services--0.1%
            Accenture Ltd. Class A                         400               11,628
            Automatic Data Processing, Inc.              4,300              189,544
            Ceridian Corp. (a)                             500               12,115
            Global Payments, Inc.                          200                9,486
                                                                       ------------
                                                                            222,773
-----------------------------------------------------------------------------------
            Independent Power Producers &
            Energy Traders--0.1%
            The AES Corp. (a)                           13,000              220,610
-----------------------------------------------------------------------------------
            Industrial Conglomerates--1.5%
            General Electric Co. (i)                    78,300            2,708,397
            Tyco International Ltd.                     27,700              729,895
                                                                       ------------
                                                                          3,438,292
-----------------------------------------------------------------------------------
            Insurance--3.1%
            ACE Ltd.                                    12,600              699,804
            The Allstate Corp.                           7,300              412,377
            American International Group, Inc.          32,100            2,094,525
            Assurant, Inc.                               4,500              216,765
            Bristol West Holdings, Inc.                  3,400               62,764
            Endurance Specialty Holdings Ltd.           12,800              396,288
            Hartford Financial Services Group, Inc.      1,700              156,281
            IPC Holdings, Ltd.                           7,400              197,358
            Lincoln National Corp.                         200               11,616
            Marsh & McLennan Cos., Inc.                  3,400              104,278
            Platinum Underwriters Holdings Ltd.         15,300              421,821
            Prudential Financial, Inc.                   1,700              132,821
            RenaissanceRe Holdings Ltd.                  6,700              281,735
            The St. Paul Travelers Cos., Inc.           16,300              717,689
            W.R. Berkley Corp.                             300               11,226
            XL Capital Ltd. Class A                     14,000              922,460
                                                                       ------------
                                                                          6,839,808
-----------------------------------------------------------------------------------
            Leisure Equipment & Products--0.0%
            Mattel, Inc.                                 6,500              105,170
-----------------------------------------------------------------------------------
            Machinery--0.1%
            Caterpillar, Inc.                              200               15,148
            Cummins, Inc.                                  100               10,450
            Navistar International Corp. (a)             8,800              232,144
                                                                       ------------
                                                                            257,742
-----------------------------------------------------------------------------------
            Media--0.8%
            CBS Corp. Class B                            5,300              134,991
            Comcast Corp. Class A (a)                   18,700              578,765
            Discovery Holding Co. (a)                    1,700               25,330
            Liberty Global, Inc. (a)                     2,000               41,420
            Liberty Global, Inc. Series C (a)            2,000               39,940
            Liberty Media Corp. Class A (a)             13,700              114,395
            The McGraw-Hill Cos., Inc.                     200               11,132
            NTL, Inc.                                   10,650              292,662
            Time Warner, Inc.                           11,600              201,840
            Tribune Co.                                  3,400               98,022
            Viacom, Inc. Class B (a)                     5,250              209,108
                                                                       ------------
                                                                          1,747,605
-----------------------------------------------------------------------------------
            Metals & Mining--1.1%
            AK Steel Holding Corp. (a)                   5,400               80,514
            Alcoa, Inc.                                 40,600            1,371,468
            Allegheny Technologies, Inc.                   200               13,868
            Freeport-McMoRan Copper & Gold,
              Inc. Class B                               4,300              277,694
            Inco Ltd.                                    6,600              372,702
            Newmont Mining Corp.                         4,600              268,456
            Nucor Corp.                                    100               10,882
            United States Steel Corp.                    1,400               95,900
                                                                       ------------
                                                                          2,491,484
-----------------------------------------------------------------------------------
            Multi-Utilities--0.0%
            Alliant Energy Corp.                           400               12,784
-----------------------------------------------------------------------------------
            Multiline Retail--0.0%
            Nordstrom, Inc.                                300               11,499
-----------------------------------------------------------------------------------


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      17

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
United States (continued)
            Oil, Gas & Consumable Fuels--5.8%
            Alon USA Energy, Inc.                        1,800         $     48,294
            Alpha Natural Resources, Inc. (a)            6,800              170,748
            Amerada Hess Corp. (a)                       1,800              257,886
            Arch Coal, Inc.                              3,700              351,463
            Chevron Corp.                               15,400              939,708
            ConocoPhillips                              18,700            1,251,030
            Consol Energy, Inc.                          1,700              144,772
            Devon Energy Corp.                           4,525              271,998
            El Paso Corp.                              116,000            1,497,560
            Exxon Mobil Corp. (i)                       37,400            2,359,192
            Foundation Coal Holdings, Inc.               9,200              466,440
            International Coal Group, Inc. (a)          34,300              353,290
            James River Coal Co. (a)                     1,700               59,755
            Kerr-McGee Corp.                            17,800            1,777,508
            Marathon Oil Corp.                          10,800              857,088
            Massey Energy Co.                            1,800               69,570
            Murphy Oil Corp.                             6,900              346,242
            Newfield Exploration Co. (a)                 4,000              178,400
            Noble Energy, Inc.                           3,800              170,924
            Occidental Petroleum Corp.                   6,200              636,988
            Pogo Producing Co.                          11,000              546,590
            Stone Energy Corp. (a)                       4,900              230,790
            Williams Cos., Inc.                          1,100               24,123
                                                                       ------------
                                                                         13,010,359
-----------------------------------------------------------------------------------
            Paper & Forest Products--0.3%
            Bowater, Inc.                                9,400              256,338
            International Paper Co.                     14,100              512,535
                                                                       ------------
                                                                            768,873
-----------------------------------------------------------------------------------
            Personal Products--0.1%
            Avon Products, Inc.                          7,100              231,531
-----------------------------------------------------------------------------------
            Pharmaceuticals--2.6%
            Abbott Laboratories                          9,400              401,756
            Andrx Corp. (a)                              6,100              142,191
            Bristol-Myers Squibb Co.                    19,200              487,296
            Eli Lilly & Co.                              6,500              343,980
            Johnson & Johnson                           19,200            1,125,312
            King Pharmaceuticals, Inc. (a)                 900               15,651
            Merck & Co., Inc.                           21,200              729,704
            Pfizer, Inc.                                53,900            1,365,287
            Schering-Plough Corp.                       14,600              282,072
            Valeant Pharmaceuticals International       15,900              284,610
            Watson Pharmaceuticals, Inc. (a)             3,350               95,274
            Wyeth                                       11,200              545,104
                                                                       ------------
                                                                          5,818,237
-----------------------------------------------------------------------------------
            Real Estate--0.3%
            Aames Investment Corp.                       4,450               23,585
            Friedman Billings Ramsey Group,
              Inc. Class A                              44,800              484,288
            ProLogis                                     1,100               55,242
            Ventas, Inc.                                 3,100              101,277
                                                                       ------------
                                                                            664,392
-----------------------------------------------------------------------------------
            Road & Rail--1.9%
            CSX Corp.                                   33,250            2,277,292
            Norfolk Southern Corp.                       9,200              496,800
            Union Pacific Corp.                         17,300            1,577,933
                                                                       ------------
                                                                          4,352,025
-----------------------------------------------------------------------------------
            Semiconductors & Semiconductor
            Equipment--0.4%
            Advanced Micro Devices, Inc. (a)               300                9,705
            Agere Systems, Inc. (a)                      6,100               95,892
            Cirrus Logic, Inc. (a)                      12,600              119,070
            Intel Corp.                                 25,100              501,498
            Intersil Corp. Class A                         400               11,844
            Nvidia Corp. (a)                               400               11,688
            Photronics, Inc. (a)                         6,000              107,820
                                                                       ------------
                                                                            857,517
-----------------------------------------------------------------------------------
            Software--2.4%
            BMC Software, Inc. (a)                      23,900              514,806
            Borland Software Corp. (a)                  10,900               55,590
            CA, Inc.                                    53,300            1,351,688
            Compuware Corp. (a)                          6,200               47,616
            Microsoft Corp. (i)                         83,500            2,016,525
            Novell, Inc. (a)                           103,100              847,482
            Red Hat, Inc. (a)                              400               11,756
            Symantec Corp. (a)                          11,700              191,646
            TIBCO Software, Inc. (a)                    29,600              255,152
                                                                       ------------
                                                                          5,292,261
-----------------------------------------------------------------------------------
            Specialty Retail--0.2%
            Circuit City Stores, Inc.                      500               14,375
            Home Depot, Inc.                             5,100              203,643
            Office Depot, Inc. (a)                         300               12,174
            Pier 1 Imports, Inc.                        13,100              158,117
            RadioShack Corp.                             5,100               86,700
            Staples, Inc.                                  400               10,564
                                                                       ------------
                                                                            485,573
-----------------------------------------------------------------------------------
            Textiles, Apparel & Luxury Goods--0.1%
            Polo Ralph Lauren Corp.                        200               12,144
            Unifi, Inc. (a)                             37,500              126,375
                                                                       ------------
                                                                            138,519
-----------------------------------------------------------------------------------
            Thrifts & Mortgage Finance--0.3%
            Fannie Mae                                   7,675              388,355
            Washington Mutual, Inc.                      6,040              272,162
                                                                       ------------
                                                                            660,517
-----------------------------------------------------------------------------------
            Tobacco--0.4%
            Alliance One International, Inc.            40,600              177,828
            Altria Group, Inc.                           9,100              665,756
            Reynolds American, Inc.                        100               10,965
                                                                       ------------
                                                                            854,549
-----------------------------------------------------------------------------------
            Trading Companies & Distributors--0.0%
            MSC Industrial Direct Co. Class A              200               10,372
-----------------------------------------------------------------------------------


18      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Schedule of Investments (continued)                            (in U.S. dollars)

                                                        Shares
Country     Industry       Common Stocks                  Held            Value
===================================================================================
United States (concluded)
            Transportation Infrastructure--0.4%
            Macquarie Infrastructure Co. Trust          28,100         $    820,520
-----------------------------------------------------------------------------------
            Wireless Telecommunication
            Services--0.6%
            Alltel Corp.                                13,200              849,684
            Sprint Nextel Corp.                         22,700              562,960
                                                                       ------------
                                                                          1,412,644
-----------------------------------------------------------------------------------
            Total Common Stocks in the United States                     85,295,873
===================================================================================
            Total Common Stocks
            (Cost--$177,389,282)--88.5%                                 198,113,207
===================================================================================

                           Preferred Stocks
===================================================================================
United States--0.2%
            Thrifts & Mortgage Finance--0.2%
            Fannie Mae, 5.375% (c)                           5              476,084
-----------------------------------------------------------------------------------
            Total Preferred Stocks
            (Cost--$460,000)--0.2%                                          476,084
===================================================================================

                           Warrants (e)
===================================================================================
United Kingdom--0.0%
            Capital Markets--0.0%
            Deutsche Bank AG (expires 9/15/2006)       121,096               29,715
-----------------------------------------------------------------------------------
            Total Warrants (Cost--$65,508)--0.0%                             29,715
===================================================================================

                           Rights
===================================================================================
Hong Kong--0.0%
            Industrial Conglomerates--0.0%
            Hutchison China Meditech, Ltd. (g)               3                    0
-----------------------------------------------------------------------------------
            Total Rights in Hong Kong                                             0
===================================================================================
Switzerland--0.0%
            Insurance--0.0%
            Swiss Reinsurance (g)                        6,188                    0
-----------------------------------------------------------------------------------
            Total Rights in Switzerland                                           0
===================================================================================
United States--0.0%
            Commercial Services & Supplies--0.0%
            Information Resources, Inc. (h)             13,700                9,179
-----------------------------------------------------------------------------------
            Total Rights (Cost--$5,843)--0.0%                                 9,179
===================================================================================

===================================================================================
Fixed Income Securities
-----------------------------------------------------------------------------------

                                                          Face
                           Corporate Bonds              Amount
===================================================================================
Canada--0.0%
            Metals & Mining--0.0%
            Bema Gold Corp., 3.25% due
              2/25/2011 (c)                         USD 30,000               39,132
-----------------------------------------------------------------------------------
            Total Corporate Bonds in Canada                                  39,132
===================================================================================
China--0.1%
            Industrial Conglomerates--0.1%
            Beijing Enterprises Investment Ltd.,
              0% due 12/21/2010 (c)(l)                 285,000              337,012
-----------------------------------------------------------------------------------
            Total Corporate Bonds in China                                  337,012
===================================================================================
Hong Kong--0.1%
            Real Estate--0.1%
            Hongkong Land CB 2005 Ltd.,
              2.75% due 12/21/2012 (c)                 200,000              228,750
-----------------------------------------------------------------------------------
            Total Corporate Bonds in Hong Kong                              228,750
===================================================================================
India--0.9%
            Automobiles--0.5%
            Tata Motors Ltd. Series 2, 1%
              due 4/27/2011 (c)                        755,000              913,550
            Tata Motors Ltd., 0% due
              4/27/2009 (c)(l)                         125,000              188,750
                                                                       ------------
                                                                          1,102,300
-----------------------------------------------------------------------------------
            Media--0.2%
            Zee Telefilms Ltd, 0.50% due
              4/29/2009 (c)                            450,000              526,500
-----------------------------------------------------------------------------------
            Metals & Mining--0.1%
            Gujarat NRE Coke Ltd., 0% due
              4/12/2011 (c)(l)                         100,000               97,750
-----------------------------------------------------------------------------------
            Thrifts & Mortgage Finance--0.1%
            Housing Development Finance Corp.,
              0% due 9/27/2010 (c)(l)                  200,000              221,894
-----------------------------------------------------------------------------------
            Total Corporate Bonds in India                                1,948,444
===================================================================================
Malaysia--0.3%
            Diversified Financial Services--0.2%
            Feringghi Capital Ltd., 0% due
              12/22/2009 (c)(l)                        300,000              309,750
-----------------------------------------------------------------------------------
            Electric Utilities--0.0%
            TNB Capital (L) Ltd., 2.625% due
              11/20/2007 (c)                            60,000               66,825
-----------------------------------------------------------------------------------
            Food Products--0.0%
            IOI Investment BHD, 0% due
              9/18/2009 (c)(l)                          40,000               52,954
-----------------------------------------------------------------------------------
            Multi-Utilities--0.1%
            YTL Power Finance Cayman Ltd.,
              0% due 5/09/2010 (c)(l)                  200,000              213,000
-----------------------------------------------------------------------------------
            Total Corporate Bonds in Malaysia                               642,529
===================================================================================
Taiwan--0.1%
            Construction Materials--0.1%
            Taiwan Cement Corp., 0% due
              3/03/2009 (c)(l)                         200,000              261,211
-----------------------------------------------------------------------------------
            Total Corporate Bonds in Taiwan                                 261,211
===================================================================================


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      19

Schedule of Investments (continued)                            (in U.S. dollars)

                                                          Face
Country     Industry       Corporate Bonds              Amount             Value
===================================================================================
United States--0.3%
            Biotechnology--0.1%
            Abgenix, Inc., 1.75% due
              12/15/2011 (c)                     USD    60,000         $    110,580
            Cell Genesys, Inc., 3.125% due
              11/01/2011 (c)                            30,000               26,737
            Nabi Biopharmaceuticals, 2.875%
              due 4/15/2025 (c)                         50,000               43,500
                                                                       ------------
                                                                            180,817
-----------------------------------------------------------------------------------
            Independent Power Producers &
            Energy Traders--0.0%
            Calpine Corp., 8.75% due
              7/15/2013 (d)(f)                          90,000               82,350
-----------------------------------------------------------------------------------
            Oil, Gas & Consumable Fuels--0.2%
            McMoRan Exploration Co., 5.25%
              due 10/06/2011 (c)                       280,000              329,000
-----------------------------------------------------------------------------------
            Total Corporate Bonds in the United States                      592,167
===================================================================================
            Total Corporate Bonds (Cost--$3,713,977)--1.8%                4,049,245
===================================================================================

                 Structured Notes
===================================================================================
United States--1.5%
            The Goldman Sachs Group, Inc.:
                (DAX Linked Notes), 0%
                  due 10/19/2007                     1,500,000            1,476,747
                (Topix Linked Notes), 0%
                  due 2/16/2008                      1,000,000            1,003,180
                (Topix Linked Notes, Series B),
                  0% due 1/31/2007                     807,000              909,816
-----------------------------------------------------------------------------------
            Total Structured Notes (Cost--$3,307,000)--1.5%               3,389,743
===================================================================================
            Total Fixed Income Securities (Cost--$7,020,977)--3.3%        7,438,988
===================================================================================

                                                    Beneficial
                 Short-Term Securities                Interest
===================================================================================
United States--6.8%
            Merrill Lynch Liquidity Series,
              LLC Cash Sweep Series I,
              4.75% (j)(k)                      USD 15,167,975           15,167,975
-----------------------------------------------------------------------------------
            Total Short-Term Securities (Cost--$15,167,975)--6.8%        15,167,975
===================================================================================

                                                     Number of
                 Options Purchased                   Contracts
===================================================================================
            Put Options Purchased--0.0%
            Schering-Plough Corp., expiring
              May 2006 at USD 20                            24                1,920
-----------------------------------------------------------------------------------
            Total Options Purchased (Premiums Paid--$4,224)--0.0%             1,920
===================================================================================
            Total Investments (Cost--$200,113,809)--98.8%               221,237,068
===================================================================================

                 Options Written
===================================================================================
            Call Options Written--0.9%
            3Com Corp., expiring January 2007 at USD 5     178         $    (18,690)
            Andrx Corp., expiring January 2007
              at USD 15                                     35              (35,350)
            Arch Coal, Inc., expiring January 2007
              at USD 75                                     32              (83,520)
            BMC Software, Inc., expiring January
              2007 at USD 20                               157              (54,950)
            Bausch & Lomb, Inc., expiring January
              2007 at USD 50                                35              (17,150)
            Bausch & Lomb, Inc., expiring October
              2006 at USD 45                                16              (11,360)
            Borland Software Corp., expiring January
              2007 at USD 7.5                               69               (2,070)
            CA, Inc., expiring January 2007 at USD 30       30               (1,800)
            CBS Corp. Class B, expiring January 2007
              at USD 27.5                                   26               (3,120)
            Career Education Corp., expiring January
              2007 at USD 30                                51              (48,960)
            Career Education Corp., expiring January
              2007 at USD 35                                60              (36,600)
            Chicago Bridge & Iron Co. NV, expiring
              January 2007 at USD 25                        27               (9,720)
            Cirrus Logic, Inc., expiring January 2007
              at USD 7.5                                   104              (27,040)
            Cisco Systems, Inc., expiring January
              2007 at USD 17.5                             169              (74,360)
            Compuware Corp., expiring January
              2007 at USD 7.5                               36               (4,140)
            Comverse Technology, Inc., expiring
              January 2007 at USD 25                        17               (3,230)
            Corinthian Colleges, Inc., expiring
              January 2007 at USD 12.5                     356             (124,600)
            Extreme Networks Inc., expiring January
              2007 at USD 5                                120               (6,000)
            Fannie Mae, expiring January 2007
              at USD 50                                     12               (6,600)
            Intel Corp., expiring January 2007
              at USD 25                                     25               (1,125)
            Kerr-McGee Corp., expiring January
              2007 at USD 100                               44              (51,920)
            Knight Capital Group, Inc. Class A,
              expiring January 2007 at USD 10              208             (151,840)
            Lexmark International, Inc. Class A,
              expiring January 2007 at USD 50               62              (31,000)
            Massey Energy Co., expiring January
              2007 at USD 35                                12               (8,880)
            Mattel, Inc., expiring January 2007
              at USD 15                                     48              (11,040)
            McDermott International, Inc., expiring
              January 2007 at USD 35                       200             (552,000)
            McDermott International, Inc., expiring
              January 2007 at USD 40                        23              (53,590)
            McDermott International, Inc., expiring
              January 2007 at USD 55                        19              (23,370)
            McDonald's Corp., expiring January
              2007 at USD 35                               201              (55,275)


20      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Schedule of Investments (concluded)                            (in U.S. dollars)

                                                     Number of
                 Options Written                     Contracts             Value
===================================================================================
            Call Options Written (continued)
            Molson Coors Brewing Co. Class B,
              expiring January 2007 at USD 60               11         $    (17,820)
            Motorola, Inc., expiring January 2007
              at USD 22.5                                  282              (53,580)
            Murphy Oil Corp., expiring January 2007
              at USD 50                                     35              (19,950)
            Norfolk Southern Corp., expiring January
              2007 at USD 40                                53              (83,210)
            Novell, Inc., expiring January 2007
              at USD 7.5                                 1,001             (150,150)
            Panera Bread Co. Class A, expiring
              August 2006 at USD 65                         16              (18,560)
            Pfizer, Inc., expiring January 2007
              at USD 25                                     68              (12,240)
            Pogo Producing Co., expiring January
              2007 at USD 50                                64              (34,560)
            TIBCO Software, Inc., expiring January
              2007 at USD 7.5                              189              (34,965)
            Tellabs, Inc., expiring January 2007
              at USD 12.5                                   45              (19,800)
            Tenet Healthcare Corp., expiring January
              2007 at USD 7.5                               70              (12,600)
            Tenet Healthcare Corp., expiring May
              2006 at USD 7                                 47               (6,815)
            Tyco International Ltd., expiring January
              2007 at USD 25                                30               (9,600)
            Valeant Pharmaceuticals International,
              expiring January 2007 at USD 15              142              (56,800)
            Vodafone Group Plc, expiring January
              2007 at USD 20                                65              (27,950)
            Wendy's International, Inc., expiring
              January 2007 at USD 45                        17              (31,450)
-----------------------------------------------------------------------------------
            Total Options Written
            (Premiums Received--$1,255,478)--(0.9%)                      (2,099,350)
===================================================================================
            Total Investments, Net of Options Written
            (Cost--$198,858,331*)--97.9%                                219,137,718

            Other Assets Less Liabilities--2.1%                           4,633,257
                                                                       ------------
            Net Assets--100.0%                                         $223,770,975
                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of April 30, 2006 as computed for federal income tax purposes, were as follows:

      Aggregate cost ..............................               $ 198,858,331
                                                                  =============
      Gross unrealized appreciation ...............               $  22,900,626
      Gross unrealized depreciation ...............                  (2,621,239)
                                                                  -------------
      Net unrealized appreciation .................               $  20,279,387
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c)   Convertible security.
(d) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(e) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g)   The rights may be exercised until 5/8/2006.
(h) The rights entitle the holder to potential cash distributions on pending litigation settlements.
(i) All or a portion of security held as collateral in connection with open financial futures contracts.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net           Interest
      Affiliate                                       Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                          $15,167,975     $   361,261
      --------------------------------------------------------------------------

(k)   Represents the current yield as of 4/30/2006.
(l)   Represents a zero coupon bond.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of April 30, 2006 were as follows:

      ---------------------------------------------------------------------------------------
      Number of                                      Expiration       Face        Unrealized
      Contracts        Issue           Exchange         Date          Value      Appreciation
      ---------------------------------------------------------------------------------------
           1       Dax Index 25     Euronext Paris    June 2006    $  183,536        $  6,278
                       Euro
          14       DJ Euro Stoxx    Euronext Paris    June 2006       657,807          10,212
          10       S&P 500 Index        Chicago       June 2006     3,252,196          37,554
          24     S&P TSE 60 Index      Montreal       June 2006     2,888,605          53,807
          10      SPI 200 Index         Sydney        June 2006       971,181          25,245
          22        Topix Index          Tokyo        June 2006     3,287,760          33,431
      ---------------------------------------------------------------------------------------
      Total Unrealized Appreciation--Net                                             $166,527
                                                                                     ========

o     Currency Abbreviations:

      USD U.S. Dollar

      See Notes to Financial Statements.


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      21

Statement of Assets and Liabilities

As of April 30, 2006
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
                 Investments in unaffiliated securities, at value
                  (identified cost--$184,941,610) ..........................................                            $206,067,173
                 Investments in affiliated securities, at value
                  (identified cost--$15,167,975) ...........................................                              15,167,975
                 Options purchased, at value (premiums paid--$4,224) .......................                                   1,920
                 Foreign cash (cost--$1,049,873) ...........................................                               1,049,474
                 Cash on deposit for financial futures contracts ...........................                                 321,747
                 Receivables:
                    Beneficial interest sold ...............................................        $  4,650,320
                    Dividends ..............................................................             502,705
                    Securities sold ........................................................              31,096
                    Interest ...............................................................              13,018           5,197,139
                                                                                                    ------------
                 Other assets ..............................................................                                  92,013
                                                                                                                        ------------
                 Total assets ..............................................................                             227,897,441
                                                                                                                        ------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
                 Options written, at value (premiums received--$1,255,478) .................                               2,099,350
                 Deferred foreign capital gain tax .........................................                                 203,081
                 Bank overdraft ............................................................                                   3,143
                 Payables:
                    Securities purchased ...................................................           1,218,680
                    Beneficial interest redeemed ...........................................             329,628
                    Investment adviser .....................................................             135,382
                    Distributor ............................................................              78,827
                    Variation margin .......................................................              31,734
                    Other affiliates .......................................................              26,641           1,820,892
                                                                                                    --------------------------------
                 Total liabilities .........................................................                               4,126,466
                                                                                                                        ------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                 Net assets ................................................................                            $223,770,975
                                                                                                                        ============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
                 Class A Shares of Common Stock, $.10 par value, unlimited shares
                  of beneficial interest authorized ........................................                            $    504,642
                 Class B Shares of Common Stock, $.10 par value, unlimited shares
                  of beneficial interest authorized ........................................                                 153,582
                 Class C Shares of Common Stock, $.10 par value, unlimited shares
                  of beneficial interest authorized ........................................                                 683,453
                 Class I Shares of Common Stock, $.10 par value, unlimited shares
                  of beneficial interest authorized ........................................                                 569,584
                 Paid-in capital in excess of par ..........................................                             198,096,571
                 Undistributed investment income--net ......................................        $    356,576
                 Undistributed realized capital gains--net .................................           3,153,668
                 Unrealized appreciation--net ..............................................          20,252,899
                                                                                                    ------------
                 Total accumulated earnings--net ...........................................                              23,763,143
                                                                                                                        ------------
                 Net Assets ................................................................                            $223,770,975
                                                                                                                        ============
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
                 Class A--Based on net assets of $59,152,451 and 5,046,421 shares
                  of beneficial interest outstanding .......................................                            $      11.72
                                                                                                                        ============
                 Class B--Based on net assets of $17,936,975 and 1,535,817 shares
                  of beneficial interest outstanding .......................................                            $      11.68
                                                                                                                        ============
                 Class C--Based on net assets of $79,836,305 and 6,834,534 shares
                  of beneficial interest outstanding .......................................                            $      11.68
                                                                                                                        ============
                 Class I--Based on net assets of $66,845,244 and 5,695,844 shares
                  of beneficial interest outstanding .......................................                            $      11.74
                                                                                                                        ============

      See Notes to Financial Statements.


22      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Statement of Operations

For the Period November 4, 2005+ to April 30, 2006
====================================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
                 Dividends (net of $79,947 foreign withholding tax) ........................                            $  1,334,656
                 Interest (including $361,261 from affiliates) .............................                                 479,754
                                                                                                                        ------------
                 Total income ..............................................................                               1,814,410
                                                                                                                        ------------
====================================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------------
                 Investment advisory fees ..................................................        $    605,879
                 Account maintenance and distribution fees--Class C ........................             237,046
                 Offering costs ............................................................              96,370
                 Custodian fees ............................................................              65,812
                 Account maintenance and distribution fees--Class B ........................              59,580
                 Account maintenance fees--Class A .........................................              53,195
                 Accounting services .......................................................              36,000
                 Trustees' fees and expenses ...............................................              18,953
                 Registration fees .........................................................              18,337
                 Transfer agent fees--Class C ..............................................              14,883
                 Transfer agent fees--Class A ..............................................              11,252
                 Professional fees .........................................................              10,458
                 Transfer agent fees--Class I ..............................................              10,432
                 Printing and shareholder reports ..........................................               6,718
                 Pricing fees ..............................................................               5,155
                 Transfer agent fees--Class B ..............................................               3,773
                 Other .....................................................................               8,988
                                                                                                    ------------
                 Total expenses ............................................................                               1,262,831
                                                                                                                        ------------
                 Investment income--net ....................................................                                 551,579
                                                                                                                        ------------
====================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
------------------------------------------------------------------------------------------------------------------------------------
                 Realized gain (loss) on:
                    Investments--net (including $21,957 foreign capital gain tax) ..........           1,254,521
                    Financial futures contracts--net .......................................           1,812,349
                    Option written--net ....................................................              (1,145)
                    Foreign currency transactions--net .....................................              87,943           3,153,668
                                                                                                    ------------
                 Unrealized appreciation/depreciation on:
                    Investments--net (including $203,081 deferred foreign capital gain tax)           20,920,178
                    Financial futures contracts--net .......................................             166,527
                    Options written--net ...................................................            (843,872)
                    Foreign currency transactions--net .....................................              10,066          20,252,899
                                                                                                    --------------------------------
                 Total realized and unrealized gain--net ...................................                              23,406,567
                                                                                                                        ------------
                 Net Increase in Net Assets Resulting from Operations ......................                            $ 23,958,146
                                                                                                                        ============

+     Commencement of operations.

      See Notes to Financial Statements.


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      23

Statements of Changes in Net Assets

                                                                                                                       For the
                                                                                                                    Period Nov. 4,
                                                                                                                  2005+ to April 30,
Increase (Decrease) in Net Assets:                                                                                       2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                 Investment income--net ....................................................................          $     551,579
                 Realized gain--net ........................................................................              3,153,668
                 Unrealized appreciation--net ..............................................................             20,252,899
                                                                                                                      -------------
                 Net increase in net assets resulting from operations ......................................             23,958,146
                                                                                                                      -------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
                 Investment income--net:
                    Class A ................................................................................                (64,464)
                    Class B ................................................................................                (16,793)
                    Class C ................................................................................                (64,924)
                    Class I ................................................................................                (48,822)
                                                                                                                      -------------
                 Net decrease in net assets resulting from dividends to shareholders .......................               (195,003)
                                                                                                                      -------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                 Net increase in net assets derived from beneficial interest transactions ..................            199,895,423
                                                                                                                      -------------
===================================================================================================================================
Redemption Fees
-----------------------------------------------------------------------------------------------------------------------------------
                 Redemption fees ...........................................................................                 12,409
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                 Total increase in net assets ..............................................................            223,670,975
                 Beginning of period .......................................................................                100,000
                                                                                                                      -------------
                 End of period* ............................................................................          $ 223,770,975
                                                                                                                      =============
                    * Undistributed investment income--net .................................................          $     356,576
                                                                                                                      =============

+     Commencement of operations.

      See Notes to Financial Statements.


24      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Financial Highlights

                                                                         For the Period November 4, 2005+ to April 30, 2006
The following per share data and ratios have been derived         ----------------------------------------------------------------
from information provided in the financial statements.             Class A           Class B           Class C           Class I
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                 Net asset value, beginning of period ......      $    10.00        $    10.00        $    10.00        $    10.00
                                                                  ================================================================
                 Investment income--net** ..................             .05               .01               .01               .06
                 Realized and unrealized gain--net*** ......            1.69              1.69              1.69              1.70
                                                                  ----------------------------------------------------------------
                 Total from investment operations ..........            1.74              1.70              1.70              1.76
                                                                  ----------------------------------------------------------------
                 Less dividends from investment income--net             (.02)             (.02)             (.02)             (.02)
                                                                  ----------------------------------------------------------------
                 Net asset value, end of period ............      $    11.72        $    11.68        $    11.68        $    11.74
                                                                  ================================================================
==================================================================================================================================
Total Investment Return++
----------------------------------------------------------------------------------------------------------------------------------
                 Based on net asset value per share ........           17.40%@           17.00%@           17.00%@           17.60%@
                                                                  ================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                 Expenses ..................................            1.53%*            2.29%*            2.29%*            1.27%*
                                                                  ================================================================
                 Investment income--net ....................             .98%*             .24%*             .26%*            1.30%*
                                                                  ================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                 Net assets, end of period (in thousands) ..      $   59,152        $   17,937        $   79,836        $   66,845
                                                                  ================================================================
                 Portfolio turnover ........................           12.25%            12.25%            12.25%            12.25%
                                                                  ================================================================

*     Annualized.
**    Based on average shares outstanding.
***   Includes redemption fee, which is less than $.01 per share.
+     Commencement of operations.
++ Total investment return excludes the effects of sales charges. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      25

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch Global Equity Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Prior to commencement of operations on November 4, 2005, the Fund had no operations other than those relating to organizational matters and the issue of the 10,000 shares of beneficial interest of the Fund to Fund Asset Management, L.P. ("FAM") for $100,000. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Effective December 28, 2005, Class I Shares are no longer subject to any front-end sales charge. Class A Shares are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class I Shares are sold only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on material changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by each Fund.

(a) Valuation of investments -- Debt securities are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sales price in the case of exchange-traded options. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity. Repurchase agreements are valued at cost plus accrued interest. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Long positions traded in the OTC market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of


26      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006
the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Corporation's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Corporation's Board of Trustees.

(b) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Fund invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(c) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Fund may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Fund may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Options -- The Fund may purchase and write covered call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      27
may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(f) Offering costs -- Offering costs are amortized over a 12-month period beginning with the commencement of operations of the Fund.

(g) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(h) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Bank overdraft -- The Fund recorded a bank overdraft as a result of the stated overdrawn balance. This overdrawn balance was due to an unpaid corporate event.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of ..85%, on an annual basis, of the average daily value of the Fund's net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which FAM pays MLAM U.K. a fee in an amount to be determined from time to time by FAM and MLAM U.K., but in no event in excess of the amount that FAM actually receives.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                  Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class A ..............................                 .25%              --
Class B ..............................                 .25%             .75%
Class C ..............................                 .25%             .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the period November 4, 2005 to April 30, 2006, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                MLPF&S
--------------------------------------------------------------------------------
Class A ..............................          $  116,855            $1,442,806
Class I ..............................          $      422            $    2,750
--------------------------------------------------------------------------------

For the period November 4, 2005 to April 30, 2006, MLPF&S received contingent deferred sales charges of $2,992 relating to transactions in Class C Shares.


28      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates.

In addition, MLPF&S received $37,122 in commissions on the execution of portfolio security transactions for the Fund for the period November 4, 2005 to April 30, 2006.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the period November 4, 2005 to April 30, 2006, the Fund reimbursed MLIM, LLC $960 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLAM U.K., FDS, FAMD, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 4, 2005 to April 30, 2006, were $197,008,353 and $16,688,231, respectively.

Transactions in call options written for the period November 4, 2005 to April 30, 2006 were as follows:

-------------------------------------------------------------------------------
                                                   Number of         Premiums
                                                   Contracts         Received
-------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ....................                --                 --
Options written ..........................             4,638       $  1,277,204
Options closed ...........................              (131)           (21,726)
                                                  -----------------------------
Outstanding call options written,
  end of period ..........................             4,507       $  1,255,478
                                                  =============================

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $199,895,423 for the period November 4, 2005 to April 30, 2006.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
Nov. 4, 2005+ to April 30, 2006                     Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         5,504,074       $ 56,990,362
Shares issued to shareholders in
  reinvestment of dividends ..............             5,477             57,011
                                                  -----------------------------
Total issued .............................         5,509,551         57,047,373
Shares redeemed ..........................          (465,630)        (5,023,808)
                                                  -----------------------------
Net increase .............................         5,043,921       $ 52,023,565
                                                  =============================

+ Prior to November 4, 2005 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class B Shares for the Period                                          Dollar
Nov. 4, 2005+ to April 30, 2006                     Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         1,569,975       $ 16,360,112
Shares issued to shareholders in
  reinvestment of dividends ..............             1,371             14,251
                                                  -----------------------------
Total issued .............................         1,571,346         16,374,363
Shares redeemed ..........................           (38,029)          (406,707)
                                                  -----------------------------
Net increase .............................         1,533,317       $ 15,967,656
                                                  =============================

+ Prior to November 4, 2005 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class C Shares for the Period                                          Dollar
Nov. 4, 2005+ to April 30, 2006                     Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         7,113,318       $ 75,042,229
Shares issued to shareholders in
  reinvestment of dividends ..............             5,454             56,719
                                                  -----------------------------
Total issued .............................         7,118,772         75,098,948
Shares redeemed ..........................          (286,738)        (3,088,800)
                                                  -----------------------------
Net increase .............................         6,832,034       $ 72,010,148
                                                  =============================

+ Prior to November 4, 2005 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class I Shares for the Period                                          Dollar
Nov. 4, 2005+ to April 30, 2006                     Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................         6,008,793       $ 63,326,391
Shares issued to shareholders in
  reinvestment of dividends ..............             4,279             44,541
                                                  -----------------------------
Total issued .............................         6,013,072         63,370,932
Shares redeemed ..........................          (319,728)        (3,476,878)
                                                  -----------------------------
Net increase .............................         5,693,344       $ 59,894,054
                                                  =============================

+ Prior to November 4, 2005 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      29

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

Effective November 23, 2005, the Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .50% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the period November 23, 2005 to April 30, 2006.

6. Commitments:

At April 30, 2006, the Fund had entered into foreign exchange contracts, under which it had agreed to purchase various foreign currency with an approximate value of $180,000.


30      MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Donald C. Burke, Vice President and Treasurer
Dennis W. Stattman, Vice President and Senior Portfolio Manager
Dan Chamby, Vice President and Associate Portfolio Manager
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


        MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND    APRIL 30, 2006      31

[LOGO] Merrill Lynch  Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Global Equity Opportunities Fund
Box 9011
Princeton, NJ 08543-9011

                                                                    #GEO -- 4/06

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Global Equity Opportunities Fund


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Global Equity Opportunities Fund

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch Global Equity Opportunities Fund

Date: June 22, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Global Equity Opportunities Fund

Date: June 22, 2006